POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED OCTOBER 2, 2017 TO THE PROSPECTUS DATED FEBRUARY 24, 2017,

AS PREVIOUSLY SUPPLEMENTED SEPTEMBER 28, 2017, SEPTEMBER 22, 2017, AUGUST 23, 2017,

AUGUST 18, 2017, JULY 31, 2017, JUNE 27, 2017, MAY 18, 2017 AND MARCH 14, 2017 OF:

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500 Ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® Enhanced Value Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

At a meeting held on September 28, 2017, the Board of Trustees (the “Board”) of the PowerShares Exchange-Traded Fund Trust II approved the termination and winding down of the PowerShares Contrarian Opportunities Portfolio (Ticker: CNTR), the PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (Ticker: FXEP), the PowerShares Europe Currency Hedged Low Volatility Portfolio (Ticker: FXEU), and the PowerShares Japan Currency Hedged Low Volatility Portfolio (Ticker: FXJP) (each a “Fund” and collectively, the “Funds”), with the liquidation payment to shareholders expected to take place on or about December 29, 2017.

After the close of business on December 15, 2017, the Funds no longer will accept creation orders. The last day of trading in each Fund on NYSE Arca, Inc. (“NYSE Arca”) will be December 22, 2017. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on NYSE Arca until market close on December 22, 2017, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on NYSE Arca after market close on December 22, 2017, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on December 22, 2017 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 29, 2017.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-7 100217